Expense Example - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2010 Fund	May 30, 2024 USD ($)
Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Expense Example:
1 year	$ 8
3 years	26
5 years	45
10 years	103
Fidelity Freedom Index 2010 Fund - Premier Class
Expense Example:
1 year	5
3 years	16
5 years	28
10 years	$ 64